NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 8 -       NOTES PAYABLE (NON-CONVERTIBLE)

Notes payable as of December 31 consisted of the following:

	Collateral		Interest	Monthly		December 31,
Type	(If any)		Rate	Payments	Maturity	2015	2014

Bank	Autos	(2)	6.00%	$468	Jan. 2017	2,561	10,949
Bank	Autos	(2)	6.50%	$1,017	Jun. 2018	10,718	21,818
Bank	Autos	(2)	6.50%	$220	Jul. 2018	6,242	8,387
Bank	Autos	(2)	4.00%	$312	Mar. 2019	11,367	14,569
Bank	Autos	(2)	4.00%	$254	Mar. 2019	-	11,893
Bank	Autos	(2)	4.00%	$346	May. 2019	13,254	16,790
Bank	Inventory	(2)(3)	11.47%	$5,465	Aug. 2019	238,623	-
Insurance		(1)	7.50%	$3,093	Nov. 2016	63,457	40,300
Demand Note		(7)	15.00%	$7,500	Apr. 2015	-	30,745
Demand Note	Inventory	(3)	16.00%	$-	Jun. 2015	-	313,477
Demand Note		(4)	-%	$-	Apr. 2015	-	7,500
Demand Note		(5)	12.9%	$-	Jul. 2015	-	250,000
Demand Note		(6)	16.70%	$-	Jun. 2015	106,500	412,618
Total notes payable						$452,723	$1,139,046
Less: Current portion						$(173,510)	$(791,289)

Long-term portion						$279,213	$347,757

Future principal payments on long-term debt are as follows:

2017	135,914
2018	59,733
2019	83,566
2020 & thereafter	-
Total	$279,213

 For the twelve-month period ended December 31, 2015, the Company incurred the following increase in notes payable:

(1)
The Company executed two eleven-month notes payable pertaining to the Company’s business insurance coverages: one in the amount of $2,761 in December for inland marine, general and product liability risk exposures; and a second one in the amount of $60,696 in December and for directors’ and officers’ insurance.  Both notes call for monthly payments of principal and have an interest rate of 7.5% per annum.

For the twelve-month period ended December 31, 2015, the Company recognized the following decreases in notes payable:

(2)	The Company made principal payments of $145,863 on various installment auto loans.

(3)	The Company converted a demand note bearing interest at 16% to an installment note with an interest rate of 11%, both secured by inventory.

(4)	The demand note was used to partially pay for the exercise of a warrant to purchase 2,000 shares of the Company’s common stock at $5.00 per share.

(5)	A note holder converted its note into 50,000 shares of the Company’s common stock at $5.00 per share.

(6)
Note payments totaled $30,375 for the year.  6 of the 8 note holders converted 100% of their notes and the remaining 2 had partial conversions for 89,364 shares at $3.49 per share with an attached warrant to each share with an exercise price of $3.125.

(7)
The Company made four monthly principal and interest payments of $7,028 on a $60,000 short-term promissory note payable executed on July 11, 2014 in favor of a third-party financier for the purpose of procuring VidTac products. The note matured on April 11, 2015.

Other activities involving the Company’s notes payable occurring during the twelve-month period ended December 31, 2015 are as follows:

During 2015, the Company executed $600,000 of bridge loans with varying interest rates. All bridge loans, including interest of $108,016, were paid in 2015.

For the twelve-month period ended December 31, 2014, the Company incurred the following increases in notes payable:

(1)	The Company executed three five-year bank notes, with total principal of $49,503 and an interest rate of 4.0% per annum, for the purchase of three automobiles to be used in sales and operations.

(2)
The Company executed two eleven-month notes payable pertaining to the Company’s business insurance coverages: one in the amount of $27,963 in February and for inland marine, general and product liability risk exposures; and a second one in the amount of $40,300 in December and for director and officers’ insurance.  Both notes call for monthly payments of principal and have an interest rate of 7.5% per annum.

(3)
On February 28, 2014, the Company executed a sixty-day promissory note in the principal amount of $25,000, payable to its Chief Executive Officer, for a loan in the same amount.  Interest at 3.0% per annum is due upon maturity of the promissory note.  In the fourth quarter of fiscal 2014, the Company repaid $17,500 of the principal amount of the note, leaving an outstanding balance of $7,500.  The Company’s chief executive officer elected to extend the maturity date of this note to April 1, 2015.

(4)
In September 2013, an individual loaned the Company $50,000 to procure third-party hardware for a new contract.  The related note matured on March 31, 2014, bore simple interest at a rate of 9.9% per annum, and was payable upon maturity.  Prior to the maturity date, the note holder elected to loan the Company an additional $200,000.  As a result, the $50,000 note was cancelled and replaced with a new $250,000 unsecured note, which matures on July 15, 2015 and accrues interest at a rate of 12.9% per annum.  Payment of the accrued interest is due upon the note’s maturity.  Accrued interest on the cancelled note totaled $2,807 and was paid in the second quarter of fiscal 2014.

(5)
In May 2014, eight individuals loaned the Company an aggregate of $405,000 in cash.  The resulting promissory notes included the following terms: each note is due thirty-six months from issuance date, contemplates a 50% return by the end of the note term, and requires a specific repayment amount be made by the Company every six months, commencing six months after the note is issued.  The aggregate repayment amount of the notes payable is $607,500.  The repayment amounts increase on an annual basis throughout the life of the note.  The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.  The aggregate discount on the notes, totaling $202,500, was recorded on the Company’s balance sheet at issuance as a contra-notes payable, located in long-term liabilities.  The discount is amortized ratably over the life of the respective promissory notes and is recorded as interest expense in the Company’s statement of operations.  The Company had recorded $37,933 in cumulative discount on the notes as of December 31, 2014.

(6)
On July 11, 2014, the Company executed a $60,000 short-term promissory note payable to a third-party financier.  The purpose of the note was to assist in the Company’s procurement of its VidTac products.  The note matures on April 11, 2015, accrues interest at 15% per annum, and required an initial monthly payment of interest only in August 2014 of $750, followed by eight monthly principal and interest payments in the amount of $7,027.99, commencing in September 2014.

For the twelve-month period ended December 31, 2014, the Company recognized the following decreases in notes payable:

(7)
In the third quarter of 2014, one of the Company’s financed automobiles was involved in an accident, and sustained sufficient damage whereby the insurance company determined the vehicle to be a total loss.  The insurance company subsequently issued a payment to the Company in the amount of $15,844 for its loss.  The payment was applied in full to the related bank loan.

(8)
In 2014, the Company made principal payments of $131,582, primarily through scheduled monthly payments on notes payable that financed the Company’s business insurance policies and bank notes for automobile loans.

(9)
In 2014, the Company paid a maturing loan in the amount of $48,646.  The original loan to the Company was made in September 2013 by an individual for the purpose of procuring third-party hardware for a new contract, and consisted of $50,000 in principal, an interest rate of 9.9% per annum, a maturity date in March 2014, and required the Company make monthly principal and interest payments during the life of the loan to the individual note holder.

(10)	In the fourth quarter of 2014, the Company made the first six-month principal repayment in the aggregate of $30,375 to the eight investors who made loans to the Company as discussed above.

Other activities involving the Company’s notes payable occurring during the twelve-month period ended December 31, 2014 are as follows:

(11)
In November 2013, the Company executed two short-term notes payable in the aggregate amount of $313,477 with an equipment financing company owned by one of the Company’s outside directors to finance the purchase of certain third-party equipment to be sold by the Company to its contracted customers.  Both notes were scheduled to mature in May 2014, bear interest at 16% per annum, payable upon maturity, and are collateralized by the third-party equipment being procured.  During the second quarter of 2014, the equipment financing company extended the maturity dates of the notes by six months, making the notes due in November 2014.  The equipment financing company required the Company to pay the accumulated interest for the original six-month period as a condition to the extension of the maturity date.  The Company paid total interest of $23,646 on these notes in the second quarter of 2014.  In December 2014, the equipment financing company again extended the maturity date of the notes to June 2015.  The Company paid total accrued interest of $26,526 on these notes in the fourth quarter of 2014.

(12)
On February 3, 2014, the Company received a $475,000 loan from the City of Pharr, Texas.  The loan documents related to this loan have not been finalized at the date of this report, but the note is expected to bear interest at 8.0% per annum.  The loan principal amount is expected to be due in full on the earlier to occur of the 18-month anniversary of the loan or the receipt by the Company of $2.0 million in proceeds from an EB-5 visa funding arrangement the Company is pursuing.  The loan is expected to be secured by a first priority security interest in the Company’s accounts receivable.  The city is expected to also receive a modest percentage of the Company’s revenue, payable quarterly, with respect to contracts for the Company’s products and services with customers located in a specified territory in the southern portion of Texas, for a specified period of time.  Because the formal loan documents have not been executed as of the date of this report, the loan advance has been classified as an accrued expense on the Company’s balance sheet.